Interim condensed consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Other Contributed Capital	Other Reserves	Accumulated Deficit	Equity Attributable to Shareholders of the Parent	Non-controlling Interests
Beginning balance at Dec. 31, 2023	$ 335,781	$ 105	$ (0)	$ 1,628,045	$ (233,204)	$ (1,060,952)	$ 333,994	$ 1,787
Loss for the period	(45,844)					(45,799)	(45,799)	(45)
Other comprehensive income (loss)	(19,232)				(19,223)		(19,223)	(9)
Total comprehensive income (loss) for the period	(65,076)				(19,223)	(45,799)	(65,022)	(54)
Share-based compensation	2,615					2,615	2,615
Ending balance at Mar. 31, 2024	273,320	105	(0)	1,628,045	(252,427)	(1,104,136)	271,587	1,733
Beginning balance at Dec. 31, 2023	335,781	105	(0)	1,628,045	(233,204)	(1,060,952)	333,994	1,787
Loss for the period	(76,285)
Other comprehensive income (loss)	(20,460)
Total comprehensive income (loss) for the period	(96,745)
Share-based compensation	6,800
Ending balance at Jun. 30, 2024	245,831	106	(0)	1,628,045	(253,648)	(1,130,341)	244,162	1,669
Beginning balance at Mar. 31, 2024	273,320	105	(0)	1,628,045	(252,427)	(1,104,136)	271,587	1,733
Loss for the period	(30,441)					(30,384)	(30,384)	(57)
Other comprehensive income (loss)	(1,228)				(1,221)		(1,221)	(7)
Total comprehensive income (loss) for the period	(31,669)				(1,221)	(30,384)	(31,605)	(64)
Issue of shares	0	1	(0)				0
Share-based compensation	4,179					4,179	4,179
Ending balance at Jun. 30, 2024	245,831	106	(0)	1,628,045	(253,648)	(1,130,341)	244,162	1,669
Beginning balance at Dec. 31, 2024	106,123	106	(0)	1,628,045	(274,160)	(1,249,303)	104,688	1,435
Loss for the period	(12,531)					(12,430)	(12,430)	(101)
Other comprehensive income (loss)	24,697				24,695		24,695	2
Total comprehensive income (loss) for the period	12,166				24,695	(12,430)	12,265	(99)
Share-based compensation	3,592					3,592	3,592
Ending balance at Mar. 31, 2025	121,881	106	(0)	1,628,045	(249,465)	(1,258,141)	120,545	1,336
Beginning balance at Dec. 31, 2024	106,123	106	(0)	1,628,045	(274,160)	(1,249,303)	104,688	1,435
Loss for the period	(68,477)
Other comprehensive income (loss)	52,027
Total comprehensive income (loss) for the period	(16,450)
Share-based compensation	7,000
Ending balance at Jun. 30, 2025	96,719	107	(0)	1,628,045	(222,137)	(1,310,599)	95,416	1,303
Beginning balance at Mar. 31, 2025	121,881	106	(0)	1,628,045	(249,465)	(1,258,141)	120,545	1,336
Loss for the period	(55,946)					(55,911)	(55,911)	(35)
Other comprehensive income (loss)	27,330				27,328		27,328	2
Total comprehensive income (loss) for the period	(28,616)				27,328	(55,911)	(28,583)	(33)
Issue of shares	1	1	(0)				1
Share-based compensation	3,453					3,453	3,453
Ending balance at Jun. 30, 2025	$ 96,719	$ 107	$ (0)	$ 1,628,045	$ (222,137)	$ (1,310,599)	$ 95,416	$ 1,303